Financial instruments - Other Current and Non-Current Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Current	$ 522,999	$ 51,305
Non-current	2,394,218	2,587,732
Total	2,917,217	2,639,037
Bank borrowings | Financial liabilities at amortised cost
Financial instruments [Line Items]
Current	130,840	85
Non-current	197,522	69,613
Total	328,362	69,698
Obligations public | Financial liabilities at amortised cost
Financial instruments [Line Items]
Current	343,589	40,594
Non-current	2,176,924	2,445,219
Total	2,520,513	2,485,813
For hedging | Financial assets at fair value through profit or loss, classified as held for trading
Financial instruments [Line Items]
Current	42,754	8,954
Non-current	19,772	72,900
Total	62,526	81,854
Non-hedging liabilities | Financial assets at fair value through profit or loss, classified as held for trading
Financial instruments [Line Items]
Current	5,816	1,672
Non-current	0	0
Total	$ 5,816	$ 1,672